OTHER PAYABLES (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Due to third parties	$ 664,865	$ 877,259	$ 10,794,449
Promissory notes issued to third parties	4,477,414	3,352,394	0
Convertible notes payable	0	232,000	0
Due to local government	2,192,825	2,192,825	0
Due to employees and others		0	1,114,848
Land Use Rights Payable		0	58,851
Miscellaneous	2,924,074	0
Other Liabilities, Current	$ 10,259,178	$ 6,654,478	$ 11,968,148